Inventories - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Line Items]
Inventory write-downs, net of reversals	$ 42	$ 48
Decrease through write-off, financial assets	134
Inventories pledged as security for liabilities	611	$ 566
Previously stated [member]
Classes Of Inventories [Line Items]
Net inventory write- back	$ 92